Accounting Items that Identify the Compliance with Minimum Cash Requirements (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Minimum Cash Requirement Constitute by Bank
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2023 are listed below, indicating the amounts as of month-end of the related items:

Items	Banco Macro SA	Banco BMA SAU
Cash and deposits in banks
Amounts in BCRA accounts	339,996,978	175,949,238
Other debt securities
Government securities computable for the minimum cash requirements	114,801,555	43,123,027
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	57,193,494	9,167,035

Total	511,992,027	228,239,300